State Street SPDR Bloomberg International Corporate Bond ETF Investment Objectives and Goals - State Street SPDR Bloomberg International Corporate Bond ETF	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	State Street® SPDR® Bloomberg International Corporate Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The State Street SPDR Bloomberg International Corporate Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the investment grade corporate sector of the global bond market outside of the United States.